UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             01/24/2010
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 97

Form 13F Information Value Total (thousands):     $107,452

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1453     16833   SH            Sole               16833
Abbott Labs              COM                    002824100    1001     20898   SH            Sole               20898
ADP                      COM                    053015103    1462     31599   SH            Sole               31599
Advent Software          COM                    007974108     203      3500   SH            Sole                3500
Amgen                    COM                    031162100     503      9167   SH            Sole                9167
Astec Industries         COM                    046224101     204      6290   SH            Sole                6290
AutoZone Inc.            COM                    053332102    1625      5962   SH            Sole                5962
Bank of New York         COM                    064058100    1349     44677   SH            Sole               44677
BLDRS  Index FDS TR      Developed Market
                         Index 100 ADR          09348r201    1338     62395   SH            Sole               62395
Charles Schwab Co.       COM                    808513105     987     57711   SH            Sole               57711
ChevronTexaco            COM                    166764100    1706     18692   SH            Sole               18692
Cisco Systems            COM                    17275R102     921     45515   SH            Sole               45515
Clorox                   COM                    189054109    1093     17279   SH            Sole               17279
CME Group Inc.           COM                    12572Q105     919      2858   SH            Sole                2858
Coach                    COM                    189754104     320      5781   SH            Sole                5781
Coca Cola Co.            COM                    191216100    2330     35431   SH            Sole               35431
Colgate Palmolive        COM                    194162103    1269     15791   SH            Sole               15791
CoStar Group             COM                    22160N109     294      5103   SH            Sole                5103
Dell Inc.                COM                    24702R101     493     36418   SH            Sole               36418
Diageo PLC               Sponsored ADR          25243Q205    1385     18630   SH            Sole               18630
Dionex                   COM                    254546104     461      3905   SH            Sole                3905
Disney (Walt)            COM                    254687106    1125     29986   SH            Sole               29986
DST Systems              COM                    233326107     248      5600   SH            Sole                5600
Eaton Vance              COM                    278265103     312     10333   SH            Sole               10333
eBay Inc.                COM                    278642103    1000     35927   SH            Sole               35927
Ecolab                   COM                    278865100    1199     23780   SH            Sole               23780
Emerson Elec.            COM                    291011104    1557     27238   SH            Sole               27238
Equifax                  COM                    294429105     378     10610   SH            Sole               10610
Exelon Corp.             COM                    30161N101     916     22000   SH            Sole               22000
Expeditors Int'l         COM                    302130109     409      7499   SH            Sole                7499
Exxon Mobil              COM                    30231G102    1483     20279   SH            Sole               20279
Factset Research         COM                    303075105     377      4019   SH            Sole                4019
Federated Investors      COM                    314211103    1022     39034   SH            Sole               39034
Forward Air              COM                    349853101     257      9062   SH            Sole                9062
Franklin Resources       COM                    354613101    1244     11186   SH            Sole               11186
GlaxoSmithKline PLC      Sponsored ADR          37733W105     337      8586   SH            Sole                8586
Home Depot               COM                    437076102    1023     29172   SH            Sole               29172
Integra Lifesciences     COM                    457985208     298      6302   SH            Sole                6302
Intel Corp.              COM                    458140100    1032     49089   SH            Sole               49089
INVESCO Ltd.             COM                    46127U104    1344     55872   SH            Sole               55872
iShares                  1-3 Year Treasury
                         Index                  464287457    1363     16225   SH            Sole               16225
iShares                  Barclays Int.
                         Gov't/Credit           464288612    7232     67037   SH            Sole               67037
iShares                  Global Timber Index    464288174     937     20845   SH            Sole               20845
iShares                  Lehman Aggregate
                         Index                  464287226     272      2570   SH            Sole                2570
iShares                  MSCI EAFE Index        464287465    6854    117733   SH            Sole              117733
iShares                  MSCI Emerging Mkt      464287234     253      5310   SH            Sole                5310
iShares                  MSCI World x/U.S.      78463x848    6117    180390   SH            Sole              180390
iShares                  S&P 500 Index          464287200    2763     21884   SH            Sole               21884
iShares                  Dow Jones Select
                         Dividend Index         464287168    1456     29199   SH            Sole               29199
iShares                  Wilshire 4500 Index    922908652     484      8888   SH            Sole                8888
Johnson & Johnson        COM                    478160104    2148     34730   SH            Sole               34730
Kellogg                  COM                    487836108     838     16407   SH            Sole               16407
Kraft Foods              COM                    50075N104    1142     36252   SH            Sole               36252
Laboratory Corp.         COM                    50540R409     792      9011   SH            Sole                9011
Legg Mason               COM                    524901105     609     16793   SH            Sole               16793
Lockheed Martin          COM                    539830109     811     11602   SH            Sole               11602
LoopNet                  COM                    543524300     171     15359   SH            Sole               15359
Marsh & McLennan         COM                    571748102     344     12564   SH            Sole               12564
Medtronic                COM                    585055106     634     17100   SH            Sole               17100
Merit Medical            COM                    589889104     191     12056   SH            Sole               12056
Mettler-Toledo           COM                    592688105     424      2802   SH            Sole                2802
Microchip Tech.          COM                    595017104     924     27000   SH            Sole               27000
Microsoft                COM                    594918104    1288     46138   SH            Sole               46138
NIKE Inc.                COM                    654106103    1934     22645   SH            Sole               22645
Nokia Corp.              Sponsored ADR          654902204     230     22282   SH            Sole               22282
Oracle Corp.             COM                    68389X105    2490     79566   SH            Sole               79566
Paychex                  COM                    704326107    1110     35916   SH            Sole               35916
PepsiCo Inc.             COM                    713448108    1896     29023   SH            Sole               29023
Plum Creek Timber        COM                    729251108     703     18766   SH            Sole               18766
PNC Financial            COM                    693475105     524      8638   SH            Sole                8638
Potlatch                 COM                    737630103     674     20694   SH            Sole               20694
PPG Industries           COM                    693506107     871     10355   SH            Sole               10355
Procter & Gamble         COM                    742718109    1764     27423   SH            Sole               27423
ProShares                Ultra Short 20+ Year
                         Treasuries             74347R297    1713     46237   SH            Sole               46237
Ramtron Intl Corp        COM                    751907304      34     10000   SH            Sole               10000
Rayonier                 COM                    754907103     796     15153   SH            Sole               15153
Rofin Sinar              COM                    775043102     230      6500   SH            Sole                6500
SEI Investments          COM                    784117103     310     13022   SH            Sole               13022
Sherwin Williams         COM                    824348106    1217     14535   SH            Sole               14535
Simpson Manufacturing    COM                    829073105     272      8787   SH            Sole                8787
Sirona Dental            COM                    82966c103     285      6823   SH            Sole                6823
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    3254     53321   SH            Sole               53321
SPDR Index SHS FDS       Gold Trust             78463V107    1507     10866   SH            Sole               10866
Stanley Black & Decker   COM                    854616109    1374     20544   SH            Sole               20544
Starbucks                COM                    855244109     735     22890   SH            Sole               22890
Sysco Foods              COM                    871829107     952     32382   SH            Sole               32382
T. Rowe Price            COM                    74144T108     428      6636   SH            Sole                6636
Tejon Ranch              COM                    879080109     227      8240   SH            Sole                8240
Texas Instruments        COM                    882508104     796     24502   SH            Sole               24502
Time Warner Inc.         COM                    887317105     542     16859   SH            Sole               16859
Unilever PLC             COM                    904767704    1179     38170   SH            Sole               38170
United Parcel Service    COM                    911312106    1375     18949   SH            Sole               18949
Wal-Mart Stores          COM                    931142103     968     17948   SH            Sole               17948
Waters                   COM                    941848103     430      5532   SH            Sole                5532
Wells Fargo              COM                    949746101     520     16785   SH            Sole               16785
Western Union            COM                    959802109     934     50281   SH            Sole               50281
World Fuel Services      COM                    981475106     254      7011   SH            Sole                7011